SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

23. SEGMENTED INFORMATION

The Company's operating segments are organized into the following reportable segments:

- Intellectual Property Development - Includes manufacturing and distribution of graphene related products.

- Biotech - Includes service revenue generated through aptamer technology.

- Albany Project - Includes the exploration and evaluation asset and mineral exploration activities.

- Unallocated Corporate Costs - Includes corporate activities and certain unallocated costs.

Performance of each reportable segment is measured based on profit before finance costs and income tax, as included in the internal management reports that are reviewed by the Company's Chief Operating Decision Makers, being the Board of Directors and senior leadership team. Segment profit (loss) is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. Transfer pricing is based on third- party rates.

Information regarding the results of each reportable segment is included below. Inter-company amounts, which represent items purchased and sold between different segments, have been presented within the segment disclosure and are eliminated to arrive at the consolidated amounts.

	IP Development		BioTech		Albany Project		Unallocated Corporate Costs		Total
For the year ended March 31	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
External net sales	79,995	29,816	792,500	-	-	-	-	-	872,495	29,816
Cost of sales	578,419	289,011	66,191	-	-	-	-	-	644,610	289,011
Depreciation and amortization	600,322	613,714	-	-	-	-	-	-	600,322	613,714
Interest Expense	91,323	107,373	-	-	-	-	-	-	91,323	107,373
Net loss	(7,075,798)	(8,368,889)	(262,462)	(951,877)	(18,597)	(508,773)	(2,682,801)	(1,874,451)	(10,039,658)	(11,703,990)
Segment assets	10,013,831	15,217,568	828,439	8,477	7,553,915	7,359,011	-	-	18,396,185	22,585,056
Segment liabilities	2,816,136	2,199,276	238,003	145,833	-	-	592,599	66,736	3,646,738	2,411,845
Capital expenditures	1,398	320,099	-	-	183,214	271,857	-	-	184,612	591,956